LORD ABBETT DEVELOPING GROWTH FUND INC /NEW/
LORD ABBETT DEVELOPING GROWTH FUND INC /NEW/
INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charge Reductions and Waivers” on page 25 of the prospectus and “Purchases, Redemptions, Pricing, and Payments to Dealers” on page 8-1 of the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees LORD ABBETT DEVELOPING GROWTH FUND INC /NEW/	Class A		Class B	Class C		Class F	Class I	Class P	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	5.00%	1.00%	[2]	none	none	none	none	none
[1]	A contingent deferred sales charge ("CDSC") of 1.00% may be assessed on certain Class A shares purchased or acquired without a sales charge if they are redeemed before the first day of the month of the one-year anniversary of the purchase.
[2]	A CDSC of 1.00% may be assessed on Class C shares if they are redeemed before the first anniversary of their purchase.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses LORD ABBETT DEVELOPING GROWTH FUND INC /NEW/	Class A	Class B	Class C	Class F	Class I	Class P		Class R2	Class R3
Management Fees	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%		0.51%	0.51%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	none	0.45%		0.60%	0.50%
Other Expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%		0.25%	0.25%
Total Annual Fund Operating Expenses	1.11%	1.76%	1.76%	0.86%	0.76%	1.21%	[1]	1.36%	1.26%
[1]	This amount has been updated from fiscal year amounts to reflect current fees and expenses.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. The first example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”) for the one-year, three-year, and five-year periods for Class B shares and for the one-year period for Class C shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

If Shares Are Redeemed
Expense Example LORD ABBETT DEVELOPING GROWTH FUND INC /NEW/ (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,151	1,849
Class B	679	854	1,154	1,902
Class C	279	554	954	2,073
Class F	88	274	477	1,061
Class I	78	243	422	942
Class P	123	384	665	1,466
Class R2	138	431	745	1,635
Class R3	128	400	692	1,523

If Shares Are Not Redeemed
Expense Example No Redemption LORD ABBETT DEVELOPING GROWTH FUND INC /NEW/ (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	682	908	1,151	1,849
Class B	179	554	954	1,902
Class C	179	554	954	2,073
Class F	88	274	477	1,061
Class I	78	243	422	942
Class P	123	384	665	1,466
Class R2	138	431	745	1,635
Class R3	128	400	692	1,523

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 201.80% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

To pursue its objective, the Fund invests primarily in the common stocks of companies demonstrating above-average, long-term growth potential. The Fund seeks to identify companies that it believes are strongly positioned in the developing growth phase, which the Fund defines as the period of swift development after a company’s start-up phase when growth occurs at a rate rarely equaled by established companies in their mature years.

Under normal conditions, the Fund invests at least 65% of its net assets in equity securities of small companies. In selecting investments, the Fund may invest in U.S. and foreign (which may include emerging market) companies. Foreign companies may be traded on U.S. or non-U.S. securities exchanges, may be denominated in the U.S. dollar or other currencies, and may include American Depositary Receipts (“ADRs”). Although the Fund is diversified across many industries and sectors, its assets may, from time to time, be overweighted or underweighted to certain industries and sectors relative to its benchmark index. The Fund’s principal investments include the following types of securities and other financial instruments:

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Equity securities usually include common stocks, but also may include preferred stocks, convertible securities, and equity interests in trusts, partnerships, and limited liability companies. The Fund also may invest in securities that are tied to the price of stock, including rights and convertible debt securities.

•	Small companies having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index.

•	Growth companies that the Fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

The Fund engages in active and frequent trading of its portfolio securities.

The Fund generally will sell a security when the Fund believes the security is less likely to benefit from the current market and economic environment, shows signs of deteriorating fundamentals, or has reached its valuation target, among other reasons. The Fund seeks to remain fully invested in accordance with its investment objective; however, in response to adverse economic, market or other unfavorable conditions, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for them, which means that you may lose a portion or all of the money you invested in the Fund. The principal risks of investing in the Fund, which could adversely affect its performance, include:

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Portfolio Management Risk: If the strategies used and securities selected by the Fund’s portfolio management fail to produce the intended result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market.

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Market Risk: The market values of securities will fluctuate, sometimes sharply and unpredictably, based on overall economic conditions and other factors. Prices of equity securities tend to rise and fall more dramatically than those of debt securities.

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Equity Securities Risk: Common stocks and other equity securities, as well as equity-like securities such as convertible bonds, may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition. To the extent the Fund overweights a single market sector or industry relative to its benchmark index, it can accumulate relatively large positions in a single issuer, industry, or sector. As a result, the Fund’s performance may be tied more directly to the success or failure of a relatively smaller or less diversified group of portfolio holdings.

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Small Company Risk: The Fund invests primarily in equity securities of small companies, which typically involve greater investment risks than larger companies. Small companies may have limited management experience or depth, limited ability to generate or borrow capital needed for growth, and limited products or services or operate in markets that have not yet been established. Accordingly, small company securities tend to be more sensitive to changing economic conditions and tend to be more volatile and less liquid than equity securities of larger companies.

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Growth Investing Risk: The Fund uses a growth investing style, which may be out of favor or may not produce the best results over short or longer time periods. In addition, growth stocks tend to be more volatile than slower-growing value stocks.

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Foreign Company Risk: The Fund’s investments in foreign (including emerging market) companies and in U.S. companies with economic ties to foreign markets generally involve special risks that can increase the likelihood that the Fund will lose money. For example, as compared with companies organized and operated in the U.S., these companies may be more vulnerable to economic, political, and social instability and subject to less government supervision, inadequate regulatory and accounting standards, and foreign taxes. In addition, the securities of foreign companies also may be subject to inadequate exchange control regulations, higher transaction and other costs, reduced liquidity, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets. Emerging market securities generally are more volatile than other foreign securities, and are subject to greater liquidity, regulatory, and political risks.

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Liquidity/Redemption Risk: The Fund may lose money when selling securities to fulfill shareholder redemption requests. The risk of loss may increase depending on the size and frequency of redemption requests, whether the securities the Fund intends to sell have decreased in value or are illiquid.

•	High Portfolio Turnover Risk: High portfolio turnover may result in increased brokerage fees or other transaction costs, reduced investment performance, and higher taxes.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “More Information About the Fund – Principal Risks” section in the prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

The bar chart shows changes in the performance of the Fund's Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund's other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) - Class A Shares*

*	The total return for the Fund’s Class A shares for the nine-month period from January 1, 2013 to September 30, 2013 was +48.29%.

Best Quarter 2nd Q ‘09 +24.37%	Worst Quarter 4th Q ’08 -28.60%

Average Annual Total Returns (for the periods ended December 31, 2012)

The table below shows how the Fund’s average annual total returns compare to the returns of a securities market index with investment characteristics similar to those of the Fund. The Fund’s average annual total returns include applicable sales charges.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Returns LORD ABBETT DEVELOPING GROWTH FUND INC /NEW/	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A	4.04%	1.52%	10.59%
Class B	4.68%	1.72%	10.68%
Class C	8.65%	2.06%	10.53%
Class F	10.63%	2.99%		3.62%	Sep. 28, 2007
Class I	10.73%	3.08%	11.64%
Class P	10.37%	2.66%	11.16%
Class R2	10.10%	2.47%		3.10%	Sep. 28, 2007
Class R3	10.20%	2.57%		3.20%	Sep. 28, 2007
After Taxes on Distributions Class A	2.76%	1.08%	9.55%
After Taxes on Distributions and Sale of Fund Shares Class A	4.23%	1.27%	9.00%
Russell 2000® Growth Index (reflects no deduction for fees, expenses, or taxes)	14.59%	3.49%	9.80%	2.90%	Sep. 28, 2007